PIMCO Municipal Income Opportunities Active Exchange-Traded Fund Shareholder Fees	Jun. 30, 2026 USD ($)
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund | PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other